Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2012
Commitments And Contingencies Details Narrative
Default of payment	$ 123,675
Amount of cash portion of the agreement paid		92,816
Common shares issued for the agreement , shares		139,412
Common shares issued for the agreement, value		71,100
Interest accrued	$ 13,639		$ 8,356